INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Intangible assets
Cost	$75,288	$37,332
Accumulated amortization	(12,142)	(6,350)
Additions, at cost	2,558,211	36,556
Amortization current period	(22,270)	(5,566)
Intangible assets, net	$2,599,087	$61,972

The intangible assets include land use rights that the Company acquired during the period. The useful life of the land use rights is 50 years. After paying the full acquisition price, the Company secured the land use rights and pledged the property to apply for bank loans. The related bank loan is disclosed in Note 12 – Long-term Loans.

The rest intangible assets represent the ERAYAK trademark, the Company’s purchase of patents related to new technologies to produce inverters, and software purchased for internal use.

There were no disposals for the fiscal periods ended June 30, 2025 and December 31, 2024.

During the periods of June 30, 2025 and December 31, 2024, the Company had no impaired intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2026	$61,200	$2,537,887
2027	61,200	2,476,687
2028	61,200	2,415,487
2029	61,200	2,354,287
2030	61,200	2,293,087